Stock-Based Compensation - Schedule of Unvested Common Stock From Option Early Exercises (Details)	12 Months Ended
Dec. 31, 2022 shares
Share-Based Payment Arrangement [Abstract]
Beginning Balance	3,082,175
Issued	0
Vested	(571,105)
Repurchased	(2,150,737)
Ending Balance	360,333